Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014	Mar. 29, 2016	Jan. 29, 2016	Sep. 24, 2015	Jun. 22, 2015	May. 06, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Document Period End Date	Feb. 29, 2016
Shares in the equity pool available for future grants	8,000,000
Stock repurchased and charged against retained earnings	$ 34.0
Stock Repurchase Program, Number of Shares Authorized to be Repurchased					27,000,000	15,000,000		12,000,000
Entity Public Float as of June 22, 2015					5.80%		2.50%
Stock Repurchased During Period, Shares	13,000,000
Payments for Repurchase of Common Stock	$ (93.0)	$ 0.0	$ 0.0
Purchase of treasury stock			(16.0)
Proceeds from Sale of Treasury Stock	$ 0.0	$ 61.0
Purchase of common stock by a trustee to be accounted for as treasury stock, shares	0
Common shares or awards outstanding		528,802,322
Automatic Repurchase Plan, Shares Allowed for Repurchase by Broker					2,685,524
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1.0	$ 2.0	5.0
Intrinsic Value of Stock Options Exercised, Per Share	$ 2.16
Unrecognized compensation expense related to restricted share unit plan	$ 3.0
Weighted-average vesting period related to unrecognized share-based compensation on unvested awards	1 year 7 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 2.0	3.0	8.0
Cash received from stock options	3.0	6.0	3.0
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options or Vesting of RSUs	$ 0.0	$ 0.0	$ 2.0
Number of awards granted	772,056	526,091	0
Employee Stock Option [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Employee Stock Option [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 59.0	$ 48.0	$ 63.0
Unrecognized compensation expense related to restricted share unit plan	$ 129.0
Weighted-average vesting period related to unrecognized share-based compensation on unvested awards	1 year 7 months 13 days
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options or Vesting of RSUs		$ 8.0
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options or Vesting of RSUs	$ 1.0		$ 11.0
Number of awards granted	8,986,019	9,530,093
Deferred Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred share units issued	151,335
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	400,000	300,000
Liability related to deferred share unit plan	$ 3.2	$ 3.3
Subsequent Event [Member] | Voting Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				521,000,000
Subsequent Event [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				1,000,000
Subsequent Event [Member] | Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				27,000,000
Subsequent Event [Member] | Deferred Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				400,000